As filed with the Securities and Exchange Commission on or about
November 20, 2001


                                       Securities Act Registration No. 33-45321
                               Investment Company Act Registration No. 811-6553

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
         Pre-Effective Amendment No.                              [ ]
         Post-Effective Amendment No.   25                        [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                         Amendment No.   26                       [X]


                                  (Check appropriate box or boxes)

                STRONG VARIABLE INSURANCE FUNDS, INC.
          (Exact Name of Registrant as Specified in Charter)

      100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                           (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X] immediately  upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 20th day of November, 2001.


                                           STRONG VARIABLE INSURANCE FUNDS, INC.
                                            (Registrant)

                                    By:  /s/ Susan A. Hollister
                                  --------------------------------------------
                                     Susan A. Hollister, Vice President and
                                     Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF



                                                Chairman of the Board (Principal Executive          November 20, 2001
                                                Officer) and a Director

-----------------------------------------------
Richard S. Strong*


                                                Treasurer (Principal Financial and
                                                Accounting Officer)                                  November 20, 2001
/s/ John W. Widmer
-----------------------------------------------
John W. Widmer



                                                Director                                             November 20, 2001

-----------------------------------------------
Marvin E. Nevins*



                                                Director                                             November 20, 2001

-----------------------------------------------
Willie D. Davis*



                                                Director                                             November 20, 2001

-----------------------------------------------
William F. Vogt*



                                                Director                                             November 20, 2001

-----------------------------------------------
Stanley Kritzik*



                                                Director                                             November 20, 2001

----------------------------------------------
Neal Malicky*


* Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 the Registration Statement on Form N-1A.

                                  By: /s/ Susan A. Hollister
                                  ---------------------------------------------
                                   Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                                    EDGAR
  EXHIBIT NO.                                   EXHIBIT                                          EXHIBIT NO.
  -----------                                   -------                                          -----------
(h)                            Transfer and Dividend Disbursing Agent Agreement                      EX-99.h

